Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Municipal Securities Income Trust
Entity Central Index Key	0000866700
Document Period End Date	Aug. 31, 2024
C000070760 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	OMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Ohio Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.
Top Contributors to Performance
  Duration management and yield curve positioning contributed positively to relative Fund performance. Specifically, overweight positions in outperforming securities with maturities 12 years and longer had a positive contribution. The Fund held moderate duration short and long positions at different points relative to the Index during a volatile fiscal year which created modest net positive contribution. The 30-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 4.59% to 3.34%, ending the period lower by 24 basis points.
  Credit allocation contributed positively with overweight positions relative to the Index in BBB-, B- and Non-rated securities all of which outperformed the Index. In addition, underweight positions in AAA-rated securities which underperformed the Index also contributed favorably.
  Sector allocation added to relative performance including underweight exposure to the underperforming Tobacco Settlement Revenue bond sector and overweight exposure to the outperforming Industrial Revenue bond sector.
Top Detractors from Performance
  Security selection had a modest negative contribution to relative performance due to the timing of position adjustments as municipal yields peaked in October 2023. Specifically, the replacement of long duration securities during October with somewhat shorter duration securities mildly diminished returns as municipal yields subsequently declined to finish the calendar year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2014 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — including sales load	1.35%	-0.29%	1.44%
Class A Shares — excluding sales load	6.15%	0.63%	1.91%
S&P Municipal Bond Index[1]	6.25%	1.19%	2.48%
S&P Municipal Bond Ohio Index	6.30%	1.48%	2.98%
Morningstar Muni Ohio Funds	6.43%	0.68%	1.83%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 81,569,260
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 48,325
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$81,569,260
Number of Investments	105
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$48,325

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024703 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Class F Shares
Trading Symbol	OMIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Ohio Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.
Top Contributors to Performance
  Duration management and yield curve positioning contributed positively to relative Fund performance. Specifically, overweight positions in outperforming securities with maturities 12 years and longer had a positive contribution. The Fund held moderate duration short and long positions at different points relative to the Index during a volatile fiscal year which created modest net positive contribution. The 30-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 4.59% to 3.34%, ending the period lower by 24 basis points.
  Credit allocation contributed positively with overweight positions relative to the Index in BBB-, B- and Non-rated securities all of which outperformed the Index. In addition, underweight positions in AAA-rated securities which underperformed the Index also contributed favorably.
  Sector allocation added to relative performance including underweight exposure to the underperforming Tobacco Settlement Revenue bond sector and overweight exposure to the outperforming Industrial Revenue bond sector.
Top Detractors from Performance
  Security selection had a modest negative contribution to relative performance due to the timing of position adjustments as municipal yields peaked in October 2023. Specifically, the replacement of long duration securities during October with somewhat shorter duration securities mildly diminished returns as municipal yields subsequently declined to finish the calendar year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2014 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class F Shares — including sales load	3.96%	0.27%	1.66%
Class F Shares — excluding sales load	5.99%	0.48%	1.76%
S&P Municipal Bond Index[1]	6.25%	1.19%	2.48%
S&P Municipal Bond Ohio Index	6.30%	1.48%	2.98%
Morningstar Muni Ohio Funds	6.43%	0.68%	1.83%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 81,569,260
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 48,325
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$81,569,260
Number of Investments	105
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$48,325

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000219236 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Institutional Shares
Trading Symbol	OMIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Ohio Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.
Top Contributors to Performance
  Duration management and yield curve positioning contributed positively to relative Fund performance. Specifically, overweight positions in outperforming securities with maturities 12 years and longer had a positive contribution. The Fund held moderate duration short and long positions at different points relative to the Index during a volatile fiscal year which created modest net positive contribution. The 30-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 4.59% to 3.34%, ending the period lower by 24 basis points.
  Credit allocation contributed positively with overweight positions relative to the Index in BBB-, B- and Non-rated securities all of which outperformed the Index. In addition, underweight positions in AAA-rated securities which underperformed the Index also contributed favorably.
  Sector allocation added to relative performance including underweight exposure to the underperforming Tobacco Settlement Revenue bond sector and overweight exposure to the outperforming Industrial Revenue bond sector.
Top Detractors from Performance
  Security selection had a modest negative contribution to relative performance due to the timing of position adjustments as municipal yields peaked in October 2023. Specifically, the replacement of long duration securities during October with somewhat shorter duration securities mildly diminished returns as municipal yields subsequently declined to finish the calendar year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2014 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Institutional Shares	6.42%	0.85%	2.02%
S&P Municipal Bond Index[1]	6.25%	1.19%	2.48%
S&P Municipal Bond Ohio Index	6.30%	1.48%	2.98%
Morningstar Muni Ohio Funds	6.43%	0.68%	1.83%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 81,569,260
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 48,325
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$81,569,260
Number of Investments	105
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$48,325

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024704 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Pennsylvania Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	PAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Pennsylvania Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities.
Top Contributors to Performance
  Yield curve positioning provided a positive contribution to relative performance, particularly due to the Fund’s overweight allocation to bonds with duration greater than eight years.
  During the reporting period, the Fund’s duration was on average longer than the Index. Thus, the Fund benefitted from falling rates.
  Credit allocation contributed to relative performance against the Index. Notably, the Fund’s overweight allocation to BBB-rated bonds (which outperformed) and underweight allocation to AA-rated bonds (which underperformed) added to relative performance.
Top Detractors from Performance
  Sector allocation was a net detractor from relative performance. Positions in Local General Obligations, Multi-Family, and Pre-Refunded bonds were a drag on relative performance. These were partially offset by overweight positions in Life Care and Incremental Tax bonds.
  Individual security selection which reflects factors not explained by duration, yield curve, credit and sector also lagged the Index. The Fund’s emphasis on higher-coupon bonds was a drag on performance versus the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2014 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — including sales load	0.89%	-0.27%	1.62%
Class A Shares — excluding sales load	5.61%	0.66%	2.09%
S&P Municipal Bond Index[1]	6.25%	1.19%	2.48%
S&P Municipal Bond Pennsylvania Index	6.37%	1.17%	2.60%
Morningstar Muni Pennsylvania Funds	6.82%	0.67%	2.14%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 102,316,544
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 192,350
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$102,316,544
Number of Investments	99
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$192,350

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000219237 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Pennsylvania Municipal Income Fund
Class Name	Institutional Shares
Trading Symbol	PAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Pennsylvania Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities.
Top Contributors to Performance
  Yield curve positioning provided a positive contribution to relative performance, particularly due to the Fund’s overweight allocation to bonds with duration greater than eight years.
  During the reporting period, the Fund’s duration was on average longer than the Index. Thus, the Fund benefitted from falling rates.
  Credit allocation contributed to relative performance against the Index. Notably, the Fund’s overweight allocation to BBB-rated bonds (which outperformed) and underweight allocation to AA-rated bonds (which underperformed) added to relative performance.
Top Detractors from Performance
  Sector allocation was a net detractor from relative performance. Positions in Local General Obligations, Multi-Family, and Pre-Refunded bonds were a drag on relative performance. These were partially offset by overweight positions in Life Care and Incremental Tax bonds.
  Individual security selection which reflects factors not explained by duration, yield curve, credit and sector also lagged the Index. The Fund’s emphasis on higher-coupon bonds was a drag on performance versus the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2014 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Institutional Shares[1]	5.86%	0.84%	2.18%
S&P Municipal Bond Index[2]	6.25%	1.19%	2.48%
S&P Municipal Bond Pennsylvania Index	6.37%	1.17%	2.60%
Morningstar Muni Pennsylvania Funds	6.82%	0.67%	2.14%
[1]
The Fund’s Institutional Shares commenced operations on April 28, 2020. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class A Shares.

[2]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 102,316,544
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 192,350
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$102,316,544
Number of Investments	99
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$192,350

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000034361 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class A Shares
Trading Symbol	FMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Yield curve management contributed positively to relative performance. An overweight allocation to bonds with durations greater than eight years and a corresponding underweight in bonds with durations between two and six years benefitted from an inverted and steepening yield curve.
  Credit allocation was a positive factor. An overweight allocation to BB-rated and B-rated bonds benefitted from tightening credit spreads.
  Security selection contributed favorably as the Fund outperformed the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed excess returns, notably in the Senior Care sector and various Puerto Rico bonds.
  During the reporting period, the Fund’s duration averaged 3% longer than the Index, which was a benefit to the Fund with falling rates.
Top Detractors from Performance
  Although sector allocation was slightly positive, an underweight allocation to Higher Education and overweight allocation to Airports were drags on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2014 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — including sales load	4.70%	0.18%	2.63%
Class A Shares — excluding sales load	9.66%	1.11%	3.10%
S&P Municipal Bond Index[1]	6.25%	1.19%	2.48%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield 3 years and longer maturity	9.55%	2.15%	4.04%
S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	9.44%	2.09%	3.97%
Morningstar High Yield Muni Funds Average	9.75%	1.18%	3.14%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 29, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 484,097,112
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 2,009,959
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$484,097,112
Number of Investments	373
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,009,959

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.
Effective October 29, 2024, Derek Plaski has been added to the Fund’s portfolio management team.

Material Fund Change Risks Change [Text Block]
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000034363 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class C Shares
Trading Symbol	FMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$171	1.64%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Yield curve management contributed positively to relative performance. An overweight allocation to bonds with durations greater than eight years and a corresponding underweight in bonds with durations between two and six years benefitted from an inverted and steepening yield curve.
  Credit allocation was a positive factor. An overweight allocation to BB-rated and B-rated bonds benefitted from tightening credit spreads.
  Security selection contributed favorably as the Fund outperformed the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed excess returns, notably in the Senior Care sector and various Puerto Rico bonds.
  During the reporting period, the Fund’s duration averaged 3% longer than the Index, which was a benefit to the Fund with falling rates.
Top Detractors from Performance
  Although sector allocation was slightly positive, an underweight allocation to Higher Education and overweight allocation to Airports were drags on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2014 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class C Shares — including sales load	7.89%	0.37%	2.49%
Class C Shares — excluding sales load	8.89%	0.37%	2.49%
S&P Municipal Bond Index[1]	6.25%	1.19%	2.48%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield 3 years and longer maturity	9.55%	2.15%	4.04%
S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	9.44%	2.09%	3.97%
Morningstar High Yield Muni Funds Average	9.75%	1.18%	3.14%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 29, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 484,097,112
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 2,009,959
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$484,097,112
Number of Investments	373
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,009,959

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.
Effective October 29, 2024, Derek Plaski has been added to the Fund’s portfolio management team.

Material Fund Change Risks Change [Text Block]
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000034364 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class F Shares
Trading Symbol	FHTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Yield curve management contributed positively to relative performance. An overweight allocation to bonds with durations greater than eight years and a corresponding underweight in bonds with durations between two and six years benefitted from an inverted and steepening yield curve.
  Credit allocation was a positive factor. An overweight allocation to BB-rated and B-rated bonds benefitted from tightening credit spreads.
  Security selection contributed favorably as the Fund outperformed the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed excess returns, notably in the Senior Care sector and various Puerto Rico bonds.
  During the reporting period, the Fund’s duration averaged 3% longer than the Index, which was a benefit to the Fund with falling rates.
Top Detractors from Performance
  Although sector allocation was slightly positive, an underweight allocation to Higher Education and overweight allocation to Airports were drags on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2014 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class F Shares — including sales load	7.59%	0.93%	3.01%
Class F Shares — excluding sales load	9.69%	1.13%	3.11%
S&P Municipal Bond Index[1]	6.25%	1.19%	2.48%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield 3 years and longer maturity	9.55%	2.15%	4.04%
S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	9.44%	2.09%	3.97%
Morningstar High Yield Muni Funds Average	9.75%	1.18%	3.14%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 29, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 484,097,112
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 2,009,959
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$484,097,112
Number of Investments	373
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,009,959

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.
Effective October 29, 2024, Derek Plaski has been added to the Fund’s portfolio management team.

Material Fund Change Risks Change [Text Block]
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000130166 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Institutional Shares
Trading Symbol	FMYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Yield curve management contributed positively to relative performance. An overweight allocation to bonds with durations greater than eight years and a corresponding underweight in bonds with durations between two and six years benefitted from an inverted and steepening yield curve.
  Credit allocation was a positive factor. An overweight allocation to BB-rated and B-rated bonds benefitted from tightening credit spreads.
  Security selection contributed favorably as the Fund outperformed the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed excess returns, notably in the Senior Care sector and various Puerto Rico bonds.
  During the reporting period, the Fund’s duration averaged 3% longer than the Index, which was a benefit to the Fund with falling rates.
Top Detractors from Performance
  Although sector allocation was slightly positive, an underweight allocation to Higher Education and overweight allocation to Airports were drags on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2014 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Institutional Shares	9.85%	1.36%	3.36%
S&P Municipal Bond Index[1]	6.25%	1.19%	2.48%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield 3 years and longer maturity	9.55%	2.15%	4.04%
S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	9.44%	2.09%	3.97%
Morningstar High Yield Muni Funds Average	9.75%	1.18%	3.14%
[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 29, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 484,097,112
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 2,009,959
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$484,097,112
Number of Investments	373
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,009,959

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.
Effective October 29, 2024, Derek Plaski has been added to the Fund’s portfolio management team.

Material Fund Change Risks Change [Text Block]
Effective October 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation